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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Magten Asset Management Corp.
Address: 35 East 21st Street
         New York, New York  10010

Form 13F File Number: 28-3508

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Talton R. Embry
Title:   Managing Director
Phone:   (212) 529-6600

Signature, Place, and Date of Signing:

    /s/ Talton R. Embry  New York, New York    February 14, 2001
    ____________________ _____________________ _________________
         [Signature]        [City, State]        [Date]



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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-

































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     62

Form 13F Information Table Value Total:     $185,185
                                            [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-


























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
                                                   Form 13F INFORMATION TABLE
   COLUMN 1        COLUMN 2      COLUMN 3      COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------       --------      --------      --------       --------         ---------   --------      --------

                    TITLE        CUSIP         MARKET    SHRS OR  SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SHARED SOLE   NONE
--------------     --------      ------        ------    -------  ---  ----  -----------   --------  ----  ------  ----

AAMES FINANCIAL     CONVERTIBLE   00253A309  1,940,850  10,215,000  SH        X                      5975000        4240000
5.5% CV 3/15/06

AMERICAN REAL ESTATE
  PARTNERS, L.P.    COMMON STOCK  29169109   1,153,831     129,100  SH        X                      129100

AMERICAN RETIREMENT CONVERTIBLE   028913AA9  3,068,800   4,795,000  SH        X                      2795000        2000000
5.75 CV 10/01/02

ASSISTED LIVING     CONVERTIBLE   04543LAG4    673,125   1,500,000  SH        X                      750000         750000
5.625% CV 5/1/03

ALT LIVING
(ALTERRA)           CONVERTIBLE   02145KAB3  2,506,000  11,200,000  SH        X                      5975000        5225000
5.25% CV 12/15/02
NEW COMMON STOCK

ARCH WIRELESS INC   COMMON STOCK  39392105     223,619     357,790  SH        X                      357790

ATLANTIC REALTY     COMMON STOCK  48798102   1,574,219     193,750  SH        X                      45350          148400
TRUST

ADVANCED TECHNICAL  COMMON STOCK  7548100       65,000      10,000  SH        X                      10000
PRODUCTS

BESTEL S.A.         COMMON STOCK  08658T112    400,000       4,000  SH        X                      700            3300
WARRANTS

BRISTOL-MYERS
  SQUIBB            COMMON STOCK  110122108    236,600       3,200  SH        X                      3200

BURNHAM PACIFIC     COMMON STOCK  12232C108  1,467,050     317,200  SH        X                      36800          280400
PROPERTIES INC.

BANYAN STRATEGIC    COMMON STOCK  06683M102  4,085,675     742,850  SH        X                      209250         533600
REALTY TRUST

PROGRESS ENERGY     COMMON STOCK  743263AA3    126,000     300,000  SH        X                      300000
INC CVO



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DELTA & PINE LAND
  CO COMMON STOCK   COMMON STOCK  247357106    586,250      28,000  SH        X                      28000

FAIRFIELD CMNTYS    COMMON STOCK  304231301    281,250      20,000  SH        X                      20000
  INC COMMON
  STOCK NEW

AIRLEASE LTD L.P    COMMON STOCK  9366105    1,134,000      96,000  SH        X                      96000

FIRST UNION REIT    COMMON STOCK  337400105  8,389,512   3,273,956  SH        X                      1240356        2033600

GALILEO TECHNOLOGY  COMMON STOCK  M47298100    202,500      15,000  SH        X                      15000

HORIZON GROUP       COMMON STOCK  44041U102    771,209     246,787  SH        X                      136701         110086
PROPERTIES INC.

HVIDE MARINE INC.   COMMON STOCK  44851M109  5,365,500     588,000  SH        X                      297266         290734
COMMON STOCK

IMPERIAL PARKING    COMMON STOCK  453077109  2,957,886     164,327  SH        X                      59482          104845
CORP

JPS INDUSTRIES      COMMON STOCK  46624E405  4,935,754   1,039,106  SH        X                      319695         719411
COMMON STOCK

LASER MORTGAGE      COMMON STOCK  51806D100    171,875      50,000  SH        X                      10000          40000
MGMT INC.

LORAL SPACE & COMM. PREFERRED     G56462149    560,250      49,800  SH        X                      33800          $3.00
 CV PFD

MCN ENERGY GROUP    COMMON STOCK  55267J100    692,188      25,000  SH        X                      25000
INC

MEHODE ELECTRONICS  COMMON STOCK  591520200    389,938      17,000  SH        X                      17000
CL C

PERINI CORP.        PREFERRED     713839306    565,150      25,400  SH        X                      25400
2.125 CV PFD

PHYCOR INC          CONVERTIBLE   71940FAB6    649,175   5,645,000  SH        X                      3070000        2575000
4.50% CV DEB
2/15/03

PREMIERE TECH       CONVERTIBLE   74058FAC6  3,473,356   6,895,000  SH        X                      3895000        3000000
5.75% CV 7/01/04

POWERTEL INC        COMMON STOCK  73936C109    402,594       6,500  SH        X                      6500

QUADRAMED CORP      CONVERTIBLE   74730WAC5  7,227,500  20,650,000  SH        X                      112250         9425000
CONV 5.25% 5/1/05


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SERANOVA INC        COMMON STOCK  817476104    229,500     102,000  SH        X                      102000
COMMON STOCK

SUNBEAM CORP.       CONVERTIBLE   867071AA0    185,500  18,550,000  SH        X                      124000         6150000
 0% SR SUB CV
 3/25/18

STAR TELECOM. INC   COMMON STOCK  854923109    287,669     287,669  SH        X                      287669

THERMO CARDIO-      COMMON STOCK  88355K200    660,625      75,500  SH        X                      75500
SYSTEMS COMMON
STOCK

TERAYON COMM        CONVERTIBLE   880775AA9  3,171,919  15,015,000  SH        X                      7940000        7075000
5% CV 8/1/07

TELIGENT            COMMON STOCK  87959Y8BY    697,500         900  SH        X                      900
FEB $10 PUTS

TRIPLE S PLASTICS   COMMON STOCK  896926102    463,813      20,500  SH        X                      20500
COMMON STOCK

UNION CARBIDE       COMMON STOCK  905581104  1,076,250      20,000  SH        X                      20000


VIVENDI UNIVERSAL-  COMMON STOCK  92851S204    261,250       4,000  SH        X                      4000
SP ADR

VAST SOLUTIONS INC  COMMON STOCK  92237T108      2,889      16,994  SH        X                      16994
CLASS B1

VENTAS INC.         COMMON STOCK  92276F100  1,371,656     243,850  SH        X                      21950          221900

VAST SOLUTIONS INC  COMMON STOCK  92237T306      2,889      16,994  SH        X                      16994

GRAND TOTAL:                                64,688,116
















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